UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment  [  ] ; Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        COMMUNITY BANKS, INC.
Address:     777 EAST PARK DRIVE
             HARRISBURG, PA 17111

13F File Number:  028-12269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          LORETTA GOCKLEY
Title:         VICE PRESIDENT OPERATIONS OFFICER
Phone:         717-354-3613
Signature, Place, and Date of Signing:

     LORETTA GOCKLEY     BLUE BALL, PA     OCTOBER 30, 2007

Report Type  (Check only one.):

[ ]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[ ]   13F COMBINATIONS REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
028-12192                    CommunityBanks

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934